Quarterly Report
March 31, 2026
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
March 31, 2026
Table of Contents

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity - 38.8% †
Common Stock - 38.8%
Advertising - 0.0%*
Omnicom Group, Inc.	378	$28,467
Trade Desk, Inc., Class A (a)	612	13,886
		42,353
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	99	42,044
Boeing Co. (a)	988	196,642
General Dynamics Corp.	319	109,487
General Electric Co.	1,321	374,860
Howmet Aerospace, Inc.	504	116,152
Huntington Ingalls Industries, Inc.	51	19,375
L3Harris Technologies, Inc.	234	80,765
Lockheed Martin Corp.	255	154,120
Northrop Grumman Corp.	168	114,616
RTX Corp.	1,690	326,001
Textron, Inc.	215	18,825
TransDigm Group, Inc.	71	82,286
		1,635,173
Agricultural & Farm Machinery - 0.1%
Deere & Co.	317	178,566
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	601	43,687
Bunge Global SA	168	21,369
		65,056
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	147	24,412
Expeditors International of Washington, Inc.	166	23,776
FedEx Corp.	272	96,881
United Parcel Service, Inc., Class B	928	91,297
		236,366
Apparel Retail - 0.2%
Ross Stores, Inc.	406	87,952
TJX Cos., Inc.	1,397	223,101
		311,053
Apparel, Accessories & Luxury Goods - 0.0%*
Lululemon Athletica, Inc. (a)	132	20,209
Ralph Lauren Corp.	50	17,200
Tapestry, Inc.	253	35,701
		73,110
Application Software - 0.8%
Adobe, Inc. (a)	516	125,429
AppLovin Corp., Class A (a)	341	135,718
Autodesk, Inc. (a)	266	63,680
Cadence Design Systems, Inc. (a)	342	95,032
Datadog, Inc., Class A (a)	411	48,519
Fair Isaac Corp. (a)	31	33,094
Intuit, Inc.	350	151,333
Palantir Technologies, Inc., Class A (a)	2,877	420,848
PTC, Inc. (a)	148	21,088
Roper Technologies, Inc.	133	47,063
Salesforce, Inc.	1,179	220,084
Synopsys, Inc. (a)	244	96,741
	Number of Shares	Fair Value
Trimble, Inc. (a)	295	$19,243
Tyler Technologies, Inc. (a)	53	18,146
Workday, Inc., Class A (a)	266	34,559
		1,530,577
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	114	50,662
ARES Management Corp., Class A	268	29,239
Bank of New York Mellon Corp.	864	102,496
Blackrock, Inc.	181	174,070
Blackstone, Inc.	940	108,091
Franklin Resources, Inc.	402	9,495
Invesco Ltd.	571	13,870
KKR & Co., Inc.	861	79,642
Northern Trust Corp.	232	32,380
State Street Corp. (b)	349	44,169
T. Rowe Price Group, Inc.	271	24,428
		668,542
Automobile Manufacturers - 0.8%
Ford Motor Co.	4,908	56,638
General Motors Co.	1,135	84,558
Tesla, Inc. (a)	3,544	1,317,482
		1,458,678
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	263	18,263
Automotive Retail - 0.1%
AutoZone, Inc. (a)	21	70,933
Carvana Co. (a)	177	55,645
O'Reilly Automotive, Inc. (a)	1,057	97,572
		224,150
Biotechnology - 0.7%
AbbVie, Inc.	2,226	484,133
Amgen, Inc.	678	238,554
Biogen, Inc. (a)	189	34,649
Gilead Sciences, Inc.	1,561	217,557
Incyte Corp. (a)	213	20,048
Moderna, Inc. (a)	431	21,895
Regeneron Pharmaceuticals, Inc.	127	98,125
Vertex Pharmaceuticals, Inc. (a)	319	142,446
		1,257,407
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	223	9,602
Broadcasting - 0.0%*
Fox Corp., Class A	247	14,425
Fox Corp., Class B	172	9,133
Paramount Skydance Corp., Class B (c)	380	3,428
		26,986
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	12,311	2,564,012
eBay, Inc.	566	51,517
		2,615,529
Building Products - 0.2%
A.O. Smith Corp.	120	7,913
See Notes to Schedule of Investments.

Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Allegion PLC	117	$16,999
Builders FirstSource, Inc. (a)	137	11,279
Carrier Global Corp.	984	55,409
Johnson Controls International PLC	769	100,700
Lennox International, Inc.	39	18,101
Masco Corp.	251	15,153
Trane Technologies PLC	278	115,854
		341,408
Cable & Satellite - 0.0%*
Charter Communications, Inc., Class A (a)	114	24,610
EchoStar Corp., Class A (a)	166	19,434
		44,044
Cargo Ground Transportation - 0.0%*
JB Hunt Transport Services, Inc.	97	20,554
Old Dominion Freight Line, Inc.	230	44,942
		65,496
Casinos & Gaming - 0.0%*
Las Vegas Sands Corp.	394	21,228
MGM Resorts International (a)	274	10,141
Wynn Resorts Ltd.	118	11,983
		43,352
Commodity Chemicals - 0.0%*
Dow, Inc.	926	38,568
LyondellBasell Industries NV, Class A	334	26,907
		65,475
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,299	159,491
Ciena Corp. (a)	177	68,717
Cisco Systems, Inc.	4,975	386,010
F5, Inc. (a)	70	20,253
Lumentum Holdings, Inc. (a)	90	63,248
Motorola Solutions, Inc.	208	90,266
		787,985
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	246	15,793
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	44	60,675
EMCOR Group, Inc.	58	42,822
Quanta Services, Inc.	187	102,667
		206,164
Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	586	415,158
Cummins, Inc.	173	93,077
PACCAR, Inc.	659	76,114
Westinghouse Air Brake Technologies Corp.	213	53,231
		637,580
Construction Materials - 0.1%
CRH PLC	841	88,406
Martin Marietta Materials, Inc.	75	44,151
Vulcan Materials Co.	165	44,929
		177,486
	Number of Shares	Fair Value
Consumer Electronics - 0.0%*
Garmin Ltd.	205	$47,562
Consumer Finance - 0.2%
American Express Co.	674	203,871
Capital One Financial Corp.	786	143,390
Synchrony Financial	433	29,453
		376,714
Consumer Staples Merchandise Retail - 0.8%
Costco Wholesale Corp.	559	557,004
Dollar General Corp.	288	34,194
Dollar Tree, Inc. (a)	243	26,611
Target Corp.	568	68,842
Walmart, Inc.	5,522	686,274
		1,372,925
Copper - 0.1%
Freeport-McMoRan, Inc.	1,805	106,098
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	405	72,985
Equinix, Inc.	123	120,570
		193,555
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	152	24,697
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	243	6,425
Constellation Brands, Inc., Class A	183	27,450
		33,875
Distributors - 0.0%*
Genuine Parts Co.	172	18,189
Pool Corp.	48	9,712
		27,901
Diversified Banks - 1.2%
Bank of America Corp.	8,356	407,355
Citigroup, Inc.	2,199	249,389
Fifth Third Bancorp	1,126	52,314
JPMorgan Chase & Co. (c)	3,397	999,261
KeyCorp	1,206	24,180
PNC Financial Services Group, Inc.	515	107,166
U.S. Bancorp	1,952	101,524
Wells Fargo & Co.	3,893	309,922
		2,251,111
Diversified Financial Services - 0.0%*
Apollo Global Management, Inc.	582	64,846
Diversified Support Services - 0.1%
Cintas Corp.	426	72,054
Copart, Inc. (a)	1,080	35,856
		107,910
Electric Utilities - 0.7%
Alliant Energy Corp.	319	22,891
American Electric Power Co., Inc.	679	89,003
Constellation Energy Corp.	392	109,466
Duke Energy Corp.	977	127,928
See Notes to Schedule of Investments.

2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Edison International	497	$36,370
Entergy Corp.	567	63,708
Evergy, Inc.	286	23,429
Eversource Energy	489	33,878
Exelon Corp.	1,282	62,844
FirstEnergy Corp.	648	32,828
NextEra Energy, Inc.	2,621	243,439
NRG Energy, Inc.	275	40,189
PG&E Corp.	2,751	48,335
Pinnacle West Capital Corp.	159	16,019
PPL Corp.	965	36,863
Southern Co.	1,384	133,584
Xcel Energy, Inc.	741	58,865
		1,179,639
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	288	61,736
Eaton Corp. PLC	489	174,901
Emerson Electric Co.	706	92,500
Generac Holdings, Inc. (a)	79	15,431
Hubbell, Inc.	68	33,370
Rockwell Automation, Inc.	141	50,602
Vertiv Holdings Co., Class A	481	120,529
		549,069
Electronic Components - 0.2%
Amphenol Corp., Class A	1,547	195,463
Coherent Corp. (a)	235	55,979
Corning, Inc.	981	133,387
		384,829
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	215	60,710
Teledyne Technologies, Inc. (a)	61	36,906
Zebra Technologies Corp., Class A (a)	55	11,499
		109,115
Electronic Manufacturing Services - 0.0%*
Jabil, Inc.	138	36,657
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	252	55,193
Rollins, Inc.	380	20,296
Veralto Corp.	323	28,560
Waste Management, Inc.	466	107,082
		211,131
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	202	26,228
Corteva, Inc.	843	70,567
Mosaic Co.	392	9,996
		106,791
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	127	35,696
CME Group, Inc.	453	133,794
Coinbase Global, Inc., Class A (a)	279	48,716
FactSet Research Systems, Inc.	50	10,849
Intercontinental Exchange, Inc.	714	112,298
Moody's Corp.	193	84,196
MSCI, Inc.	92	49,589
Nasdaq, Inc.	562	47,708
	Number of Shares	Fair Value
S&P Global, Inc.	385	$163,756
		686,602
Food Distributors - 0.0%*
Sysco Corp.	599	42,727
Food Retail - 0.0%*
Kroger Co.	729	52,750
Footwear - 0.1%
Deckers Outdoor Corp. (a)	176	17,616
NIKE, Inc., Class B	1,495	78,966
		96,582
Gas Utilities - 0.0%*
Atmos Energy Corp.	210	38,791
Gold - 0.1%
Newmont Corp.	1,372	148,519
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	226	10,491
Healthpeak Properties, Inc.	926	15,214
Ventas, Inc.	615	50,295
Welltower, Inc.	878	173,589
		249,589
Healthcare Distributors - 0.2%
Cardinal Health, Inc.	295	62,337
Cencora, Inc.	244	76,650
Henry Schein, Inc. (a)	134	9,876
McKesson Corp.	154	133,265
		282,128
Healthcare Equipment - 0.7%
Abbott Laboratories	2,188	224,642
Baxter International, Inc.	562	9,442
Becton Dickinson & Co.	357	56,131
Boston Scientific Corp. (a)	1,864	116,966
Dexcom, Inc. (a)	480	30,144
Edwards Lifesciences Corp. (a)	727	58,218
GE HealthCare Technologies, Inc.	569	40,501
Hologic, Inc. (a)	276	20,863
IDEXX Laboratories, Inc. (a)	100	56,189
Insulet Corp. (a)	87	18,256
Intuitive Surgical, Inc. (a)	447	206,063
Medtronic PLC	1,612	139,680
ResMed, Inc.	182	40,855
STERIS PLC	122	26,978
Stryker Corp.	433	142,280
Zimmer Biomet Holdings, Inc.	246	22,243
		1,209,451
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	197	93,228
Universal Health Services, Inc., Class B	62	11,096
		104,324
Healthcare Services - 0.1%
Cigna Group (c)	331	88,294
CVS Health Corp.	1,598	114,768
DaVita, Inc. (a)	40	6,148
Labcorp Holdings, Inc.	103	27,482
See Notes to Schedule of Investments.

Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Quest Diagnostics, Inc.	137	$26,849
		263,541
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	90	15,429
Cooper Cos., Inc. (a)	242	17,303
Solventum Corp. (a)	196	12,799
		45,531
Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	339	295,913
Home Building - 0.1%
DR Horton, Inc.	337	46,243
Lennar Corp., Class A	268	23,273
NVR, Inc. (a)	3	19,770
PulteGroup, Inc.	230	27,050
		116,336
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	149	27,167
Home Improvement Retail - 0.3%
Home Depot, Inc.	1,254	412,428
Lowe's Cos., Inc.	705	166,577
		579,005
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	787	15,079
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	531	67,055
Booking Holdings, Inc.	40	168,413
Carnival Corp.	1,418	36,698
Expedia Group, Inc.	153	35,326
Hilton Worldwide Holdings, Inc.	288	87,575
Marriott International, Inc., Class A	276	90,271
Norwegian Cruise Line Holdings Ltd. (a)	615	11,500
Royal Caribbean Cruises Ltd.	316	86,957
		583,795
Household Products - 0.3%
Church & Dwight Co., Inc.	295	27,529
Clorox Co.	149	15,441
Colgate-Palmolive Co.	1,012	86,253
Kimberly-Clark Corp.	415	40,035
Procter & Gamble Co.	2,927	422,776
		592,034
Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	506	102,809
Paychex, Inc.	392	36,111
		138,920
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	872	12,286
Vistra Corp.	399	59,982
		72,268
Industrial Conglomerates - 0.2%
3M Co.	661	95,997
Honeywell International, Inc.	799	180,598
		276,595
	Number of Shares	Fair Value
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	279	$81,047
Linde PLC	588	291,507
		372,554
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	168	35,020
Fortive Corp.	389	21,504
IDEX Corp.	87	16,491
Illinois Tool Works, Inc.	329	85,635
Ingersoll Rand, Inc.	444	35,573
Nordson Corp.	65	17,294
Otis Worldwide Corp.	485	37,384
Parker-Hannifin Corp.	159	142,343
Pentair PLC	202	17,596
Snap-on, Inc.	64	23,246
Stanley Black & Decker, Inc.	194	13,786
Xylem, Inc.	318	38,001
		483,873
Industrial REITs - 0.1%
Prologis, Inc.	1,169	154,518
Insurance Brokers - 0.2%
Aon PLC, Class A	269	86,828
Arthur J Gallagher & Co.	322	69,739
Brown & Brown, Inc.	382	24,910
Marsh & McLennan Cos., Inc.	608	105,458
Willis Towers Watson PLC	115	33,430
		320,365
Integrated Oil & Gas - 0.8%
Chevron Corp.	2,361	488,491
Exxon Mobil Corp.	5,265	893,260
Occidental Petroleum Corp.	900	58,500
		1,440,251
Integrated Telecommunication Services - 0.4%
AT&T, Inc.	8,810	255,402
Comcast Corp., Class A	4,510	129,482
Verizon Communications, Inc.	5,308	266,462
		651,346
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	282	57,491
Take-Two Interactive Software, Inc. (a)	218	43,055
		100,546
Interactive Media & Services - 3.0%
Alphabet, Inc., Class A	7,337	2,109,828
Alphabet, Inc., Class C	5,893	1,690,466
Meta Platforms, Inc., Class A	2,756	1,576,790
		5,377,084
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	169	19,410
GoDaddy, Inc., Class A (a)	183	15,128
VeriSign, Inc.	103	25,581
		60,119
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	2,101	197,452
Goldman Sachs Group, Inc.	378	319,784
Interactive Brokers Group, Inc., Class A	582	39,035
See Notes to Schedule of Investments.

4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Morgan Stanley	1,514	$249,159
Raymond James Financial, Inc.	227	32,868
Robinhood Markets, Inc., Class A (a)	991	68,676
		906,974
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	774	153,476
Cognizant Technology Solutions Corp., Class A	597	36,626
EPAM Systems, Inc. (a)	59	7,989
Gartner, Inc. (a)	97	15,359
International Business Machines Corp.	1,177	285,293
		498,743
Leisure Products - 0.0%*
Hasbro, Inc.	168	15,725
Life & Health Insurance - 0.1%
Aflac, Inc.	585	64,180
Globe Life, Inc.	109	15,170
MetLife, Inc.	689	48,726
Principal Financial Group, Inc.	245	22,077
Prudential Financial, Inc.	435	42,495
		192,648
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	353	40,235
Bio-Techne Corp.	190	9,929
Charles River Laboratories International, Inc. (a)	53	9,142
Danaher Corp.	791	149,974
IQVIA Holdings, Inc. (a)	205	34,961
Mettler-Toledo International, Inc. (a)	25	31,530
Revvity, Inc.	126	11,039
Thermo Fisher Scientific, Inc.	473	232,494
Waters Corp. (a)	128	38,118
West Pharmaceutical Services, Inc.	89	22,307
		579,729
Managed Healthcare - 0.2%
Centene Corp. (a)	631	20,659
Elevance Health, Inc.	277	81,092
Humana, Inc.	154	26,702
UnitedHealth Group, Inc.	1,140	308,472
		436,925
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	332	19,625
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	197	30,044
Netflix, Inc. (a)	5,318	511,326
TKO Group Holdings, Inc.	89	17,947
Walt Disney Co.	2,229	214,831
Warner Bros Discovery, Inc. (a)	3,111	85,428
		859,576
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	184	30,056
Camden Property Trust	140	13,672
Equity Residential	450	26,618
	Number of Shares	Fair Value
Essex Property Trust, Inc.	80	$19,360
Mid-America Apartment Communities, Inc.	158	19,295
UDR, Inc.	369	12,465
		121,466
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)	2,310	1,106,952
Multi-Utilities - 0.3%
Ameren Corp.	353	38,802
CenterPoint Energy, Inc.	844	36,427
CMS Energy Corp.	392	30,411
Consolidated Edison, Inc.	452	51,157
Dominion Energy, Inc.	1,070	66,147
DTE Energy Co.	252	36,848
NiSource, Inc.	613	28,603
Public Service Enterprise Group, Inc.	625	50,594
Sempra	819	79,582
WEC Energy Group, Inc.	407	47,118
		465,689
Office REITs - 0.0%*
BXP, Inc.	159	8,252
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,240	75,702
Halliburton Co.	1,046	40,784
SLB Ltd.	1,877	96,459
		212,945
Oil & Gas Exploration & Production - 0.3%
APA Corp.	438	18,589
ConocoPhillips	1,541	203,412
Coterra Energy, Inc.	946	33,242
Devon Energy Corp.	774	38,948
Diamondback Energy, Inc.	233	46,085
EOG Resources, Inc.	681	98,452
EQT Corp.	781	49,703
Expand Energy Corp.	310	34,032
Texas Pacific Land Corp.	72	34,168
		556,631
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	370	90,346
Phillips 66 Co.	506	92,183
Valero Energy Corp.	383	94,632
		277,161
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	2,457	82,383
ONEOK, Inc.	789	71,318
Targa Resources Corp.	269	67,446
Williams Cos., Inc.	1,534	111,645
		332,792
Other Specialized REITs - 0.0%*
Iron Mountain, Inc.	386	39,426
VICI Properties, Inc.	1,396	38,139
		77,565
Other Specialty Retail - 0.0%*
Tractor Supply Co.	689	31,212
See Notes to Schedule of Investments.

Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	55	$28,749
		59,961
Packaged Foods & Meats - 0.1%
Campbell's Co.	249	5,545
Conagra Brands, Inc.	642	10,092
General Mills, Inc.	663	24,677
Hershey Co.	185	38,460
Hormel Foods Corp.	389	8,811
J.M. Smucker Co.	148	14,273
Kraft Heinz Co.	1,058	23,794
McCormick & Co., Inc.	342	17,251
Mondelez International, Inc., Class A	1,609	92,743
Tyson Foods, Inc., Class A	349	22,360
		258,006
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	600	23,850
Avery Dennison Corp.	89	15,369
International Paper Co.	655	23,383
Packaging Corp. of America	111	23,556
Smurfit Westrock PLC	649	25,863
		112,021
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	813	54,048
Southwest Airlines Co.	611	22,955
United Airlines Holdings, Inc. (a)	392	36,092
		113,095
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	2,589	186,227
Personal Care Products - 0.0%*
Estee Lauder Cos., Inc., Class A	316	22,679
Kenvue, Inc.	2,394	41,273
		63,952
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	2,561	155,325
Eli Lilly & Co.	998	917,930
Johnson & Johnson	3,036	742,120
Merck & Co., Inc.	3,125	375,906
Pfizer, Inc.	7,153	200,856
Viatris, Inc.	1,425	19,252
Zoetis, Inc.	529	62,533
		2,473,922
Property & Casualty Insurance - 0.4%
Allstate Corp.	326	67,593
American International Group, Inc.	671	50,493
Arch Capital Group Ltd. (a)	447	42,907
Assurant, Inc.	64	13,940
Chubb Ltd.	457	148,950
Cincinnati Financial Corp.	201	31,627
Erie Indemnity Co., Class A	33	8,293
Hartford Insurance Group, Inc.	349	47,195
Loews Corp.	220	23,483
Progressive Corp.	737	146,103
Travelers Cos., Inc.	271	79,045
W.R. Berkley Corp.	370	24,524
		684,153
	Number of Shares	Fair Value
Publishing - 0.0%*
News Corp., Class A	495	$12,340
News Corp., Class B	142	4,049
		16,389
Rail Transportation - 0.2%
CSX Corp.	2,334	95,811
Norfolk Southern Corp.	282	80,934
Union Pacific Corp.	746	180,994
		357,739
Real Estate Services - 0.0%*
CBRE Group, Inc., Class A (a)	364	49,308
CoStar Group, Inc. (a)	551	22,227
		71,535
Regional Banks - 0.1%
Citizens Financial Group, Inc.	553	33,163
Huntington Bancshares, Inc.	2,467	38,609
M&T Bank Corp.	190	39,277
Regions Financial Corp.	1,080	28,210
Truist Financial Corp.	1,583	72,770
		212,029
Reinsurance - 0.0%*
Everest Group Ltd.	50	16,343
Research & Consulting Services - 0.1%
Equifax, Inc.	144	25,930
Jacobs Solutions, Inc.	145	18,456
Leidos Holdings, Inc.	166	25,816
Verisk Analytics, Inc.	182	34,535
		104,737
Restaurants - 0.3%
Chipotle Mexican Grill, Inc. (a)	1,631	52,208
Darden Restaurants, Inc.	143	28,034
Domino's Pizza, Inc.	35	12,558
DoorDash, Inc., Class A (a)	469	70,420
McDonald's Corp.	896	278,468
Starbucks Corp.	1,432	128,293
Yum! Brands, Inc.	348	54,107
		624,088
Retail REITs - 0.1%
Federal Realty Investment Trust	96	10,196
Kimco Realty Corp.	910	20,448
Realty Income Corp.	1,154	70,602
Regency Centers Corp.	189	14,300
Simon Property Group, Inc.	408	76,104
		191,650
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	277	36,323
Public Storage	198	53,634
		89,957
Semiconductor Materials & Equipment - 0.6%
Applied Materials, Inc.	999	341,448
KLA Corp.	165	242,948
Lam Research Corp.	1,572	335,873
Qnity Electronics, Inc.	273	31,499
Teradyne, Inc.	196	58,106
		1,009,874
See Notes to Schedule of Investments.

6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 5.0%
Advanced Micro Devices, Inc. (a)	2,053	$417,642
Analog Devices, Inc.	615	195,656
Broadcom, Inc.	5,975	1,849,322
First Solar, Inc. (a)	138	27,222
Intel Corp. (a)	5,904	260,544
Microchip Technology, Inc.	676	43,676
Micron Technology, Inc.	1,418	479,057
Monolithic Power Systems, Inc.	61	66,694
NVIDIA Corp.	30,584	5,333,850
ON Semiconductor Corp. (a)	491	30,403
QUALCOMM, Inc.	1,342	172,823
Skyworks Solutions, Inc.	204	10,924
Texas Instruments, Inc.	1,142	221,708
		9,109,521
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	655	16,277
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co.	4,875	370,744
Keurig Dr. Pepper, Inc.	1,699	44,734
Monster Beverage Corp. (a)	894	64,779
PepsiCo, Inc.	1,720	267,099
		747,356
Specialty Chemicals - 0.2%
Albemarle Corp.	146	26,211
DuPont de Nemours, Inc.	544	24,915
Ecolab, Inc.	320	85,126
International Flavors & Fragrances, Inc.	318	23,071
PPG Industries, Inc.	279	29,820
Sherwin-Williams Co.	289	92,639
		281,782
Steel - 0.0%*
Nucor Corp.	286	48,363
Steel Dynamics, Inc.	177	31,860
		80,223
Systems Software - 2.4%
Crowdstrike Holdings, Inc., Class A (a)	317	123,760
Fortinet, Inc. (a)	792	64,722
Gen Digital, Inc.	677	12,748
Microsoft Corp.	9,358	3,464,051
Oracle Corp.	2,135	314,080
Palo Alto Networks, Inc. (a)	1,016	162,885
ServiceNow, Inc. (a)	1,315	137,483
		4,279,729
Technology Distributors - 0.0%*
CDW Corp.	161	19,484
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	18,478	4,689,532
Dell Technologies, Inc., Class C	372	61,056
Hewlett Packard Enterprise Co.	1,722	41,001
HP, Inc.	1,138	21,861
NetApp, Inc.	259	26,519
Sandisk Corp. (a)	186	118,173
	Number of Shares	Fair Value
Seagate Technology Holdings PLC	274	$107,342
Super Micro Computer, Inc. (a)	623	14,186
Western Digital Corp.	426	115,229
		5,194,899
Telecom Tower REITs - 0.1%
American Tower Corp.	588	101,477
Crown Castle, Inc.	545	44,314
SBA Communications Corp.	132	22,719
		168,510
Timber REITs - 0.0%*
Weyerhaeuser Co.	893	21,816
Tobacco - 0.3%
Altria Group, Inc.	2,110	139,239
Philip Morris International, Inc.	1,960	324,066
		463,305
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,439	66,770
United Rentals, Inc.	79	57,556
WW Grainger, Inc.	55	59,994
		184,320
Transaction & Payment Processing Services - 0.8%
Block, Inc. (a)	684	41,163
Corpay, Inc. (a)	87	25,316
Fidelity National Information Services, Inc.	668	31,336
Fiserv, Inc. (a)	652	36,382
Global Payments, Inc.	295	19,854
Jack Henry & Associates, Inc.	96	15,172
Mastercard, Inc., Class A	1,026	512,651
PayPal Holdings, Inc.	1,152	52,105
Visa, Inc., Class A	2,118	640,144
		1,374,123
Water Utilities - 0.0%*
American Water Works Co., Inc.	254	34,567
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	595	124,968
Total Common Stock (Cost $38,426,696)		70,214,878
Total Domestic Equity (Cost $38,426,696)		70,214,878
Foreign Equity - 0.1%
Common Stock - 0.1%
Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	368	76,919
Semiconductors - 0.0%*
NXP Semiconductors NV	315	62,011
Total Common Stock (Cost $97,742)		138,930
Total Foreign Equity (Cost $97,742)		138,930

See Notes to Schedule of Investments.

Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 35.5%
U.S. Treasuries - 14.6%
U.S. Treasury Bonds
2.25% 08/15/46	$586,000	$381,816
3.00% 08/15/48	1,636,600	1,200,855
4.13% 08/15/53	1,454,000	1,275,431
4.38% 08/15/43	506,000	477,617
4.75% 08/15/55	1,614,000	1,572,389
U.S. Treasury Inflation-Indexed Notes
0.13% 01/15/31 (c)	786,434	739,433
1.63% 10/15/29	974,017	989,408
1.88% 01/15/36	896,871	886,273
U.S. Treasury Notes
0.75% 01/31/28 (c)	4,359,000	4,123,001
1.63% 05/15/31 (c)	420,000	374,587
3.50% 10/31/27 - 12/15/28 (c)	5,091,000	5,055,278
3.63% 12/31/30 (c)	2,312,000	2,280,752
3.88% 04/30/30 - 08/15/33 (c)	2,723,000	2,688,714
4.00% 07/31/29 - 07/31/32 (c)	992,000	991,457
4.13% 02/15/27 (c)	1,600,000	1,604,937
4.25% 11/15/34 - 08/15/35 (c)	1,146,000	1,142,633
4.63% 04/30/29 - 05/31/31 (c)	613,000	628,393
Total U.S. Treasuries (Cost $26,483,287)		26,412,974
Agency Mortgage Backed - 7.8%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49 (c)	1,028,452	929,500
4.50% 06/01/33 - 02/01/35 (c)	379	381
5.00% 07/01/35 (c)	4,594	4,675
5.50% 01/01/38 - 04/01/39 (c)	7,634	7,914
6.00% 06/01/33 - 11/01/37 (c)	18,678	19,587
6.50% 11/01/28 (c)	92	94
7.00% 12/01/29 - 08/01/36 (c)	4,798	5,118
7.50% 09/01/33 (c)	565	582
8.00% 07/01/30 - 11/01/30 (c)	473	485
8.50% 04/01/30 (c)	1,190	1,269
Federal National Mortgage Association
2.50% 03/01/51 (c)	520,240	437,777
3.00% 03/01/50 (c)	184,871	164,783
3.50% 08/01/45 - 01/01/48 (c)	414,499	386,621
4.00% 01/01/41 - 01/01/50 (c)	386,305	370,675
4.50% 07/01/33 - 12/01/48 (c)	184,404	182,036
5.00% 03/01/34 - 05/01/39 (c)	13,552	13,779
5.50% 07/01/33 - 01/01/39 (c)	28,608	29,598
6.00% 02/01/29 - 05/01/41 (c)	91,190	94,737
6.50% 07/01/29 - 08/01/36 (c)	2,419	2,544
7.00% 12/01/33 (c)	146	155
	Principal Amount	Fair Value
7.50% 12/01/29 - 03/01/33 (c)	$794	$814
8.00% 09/01/30 (c)	117	118
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60% 04/01/37 (c)(d)	83	85
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45 (c)	950,743	868,048
3.50% 08/20/48 (c)	159,856	149,735
4.00% 01/20/41 - 04/20/43 (c)	79,979	77,256
4.50% 08/15/33 - 03/20/41 (c)	32,345	32,190
5.00% 08/15/33 (c)	1,569	1,592
6.00% 07/15/33 - 04/15/34 (c)	2,168	2,240
6.50% 06/15/34 - 07/15/36 (c)	4,447	4,628
7.00% 04/15/28 - 10/15/36 (c)	1,085	1,129
7.50% 04/15/28 (c)	1,285	1,289
8.00% 05/15/30 (c)	69	70
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.18% 05/20/64 (c)(d)(e)	565,960	20,587
Uniform Mortgage-Backed Security, TBA
2.00% 04/01/56 (f)	1,106,588	890,610
2.50% 04/01/56 (f)	3,065,599	2,578,371
3.00% 04/01/56 (f)	3,749,871	3,296,755
3.50% 04/01/56 (f)	3,300,000	3,024,031
6.00% 04/01/56 (f)	400,000	407,572
Total Agency Mortgage Backed (Cost $14,694,352)		14,009,430
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	213,054
4.05% 09/25/28 (d)	71,000	70,845
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (c)(e)	1,063	126
7.50% 07/15/27 (c)(e)	180	5
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (c)(g)	11	10
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09% 09/25/43 (c)(d)(e)	58,186	166
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (c)(e)	2,647	311
5.00% 03/25/38 - 05/25/38 (c)(e)	1,861	279
5.50% 12/25/33 (c)(e)	632	90
6.00% 01/25/35 (c)(e)	1,800	269
Federal National Mortgage Association REMICS
1.13% 12/25/42 (c)(d)(e)	11,327	279
5.00% 09/25/40 (c)(e)	1,457	145
See Notes to Schedule of Investments.

8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.22% 07/25/38 (c)(d)(e)	$2,242	$178
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.77% 11/25/41 (c)(d)(e)	322,609	35,067
Total Agency Collateralized Mortgage Obligations (Cost $379,252)		320,824
Asset Backed - 0.5%
RCKT Mortgage Trust
4.89% 11/25/55 (c)(h)(i)	413,412	410,224
4.97% 11/25/55 (c)(h)(i)	250,178	248,560
Towd Point Mortgage Trust
5.09% 10/25/65 (c)(h)(i)	251,951	250,510
Total Asset Backed (Cost $915,534)		909,294
Corporate Notes - 9.2%
Abbott Laboratories
3.75% 11/30/26 (c)	8,000	7,984
4.90% 11/30/46 (c)	5,000	4,591
AbbVie, Inc.
3.20% 11/21/29 (c)	40,000	38,506
4.05% 11/21/39 (c)	4,000	3,510
4.25% 11/21/49 (c)	9,000	7,299
4.30% 05/14/36 (c)	4,000	3,780
4.40% 11/06/42 (c)	4,000	3,510
4.63% 10/01/42 (c)	3,000	2,694
4.70% 05/14/45 (c)	2,000	1,782
4.88% 11/14/48 (c)	3,000	2,689
5.05% 03/15/34 (c)	235,000	238,539
5.40% 03/15/54 (c)	9,000	8,591
5.50% 03/15/64 (c)	7,000	6,670
Advanced Micro Devices, Inc.
4.39% 06/01/52 (c)	20,000	16,545
AEP Texas, Inc.
3.45% 05/15/51 (c)	16,000	10,591
5.70% 05/15/34 (c)	26,000	26,832
AEP Transmission Co. LLC
5.40% 03/15/53 (c)	7,000	6,615
Aircastle Ltd.
4.25% 06/15/26 (c)	5,000	4,994
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33 (c)	11,000	8,909
2.95% 03/15/34 (c)	10,000	8,443
Allstate Corp.
4.20% 12/15/46 (c)	10,000	7,924
Allstate Corp. (6.85% fixed rate until 04/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85% 08/15/53 (c)(d)	15,000	14,979
Ally Financial, Inc.
2.20% 11/02/28 (c)	14,000	13,181
Alphabet, Inc.
4.00% 05/15/30 (c)	11,000	10,921
4.10% 11/15/30 (c)	49,000	48,650
4.50% 05/15/35 (c)	33,000	32,451
5.25% 05/15/55 (c)	16,000	15,099
	Principal Amount	Fair Value
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41 (c)	$24,000	$21,737
4.00% 02/04/61 (c)	2,000	1,398
4.25% 08/09/42 (c)	2,000	1,629
4.45% 05/06/50 (c)	3,000	2,344
4.50% 05/02/43 (c)	3,000	2,493
Amazon.com, Inc.
1.50% 06/03/30 (c)	4,000	3,577
2.50% 06/03/50 (c)	16,000	9,313
2.70% 06/03/60 (c)	3,000	1,635
2.88% 05/12/41 (c)	7,000	5,173
3.15% 08/22/27 (c)	2,000	1,976
3.25% 05/12/61 (c)	4,000	2,474
4.05% 08/22/47 (c)	3,000	2,396
4.25% 03/13/31 - 08/22/57 (c)	128,000	126,384
American Electric Power Co., Inc.
2.30% 03/01/30 (c)	16,000	14,656
3.25% 03/01/50 (c)	2,000	1,313
American Honda Finance Corp.
5.85% 10/04/30 (c)	46,000	47,747
American Tower Corp.
1.50% 01/31/28 (c)	23,000	21,799
2.90% 01/15/30 (c)	3,000	2,818
American Water Capital Corp.
2.95% 09/01/27 (c)	7,000	6,874
5.45% 03/01/54 (c)	25,000	23,713
Americold Realty Operating Partnership LP
5.41% 09/12/34 (c)	21,000	19,987
Amgen, Inc.
2.00% 01/15/32 (c)	128,000	110,740
3.00% 01/15/52 (c)	4,000	2,574
3.15% 02/21/40 (c)	7,000	5,439
3.38% 02/21/50 (c)	3,000	2,112
4.66% 06/15/51 (c)	3,000	2,519
5.60% 03/02/43 (c)	11,000	10,855
5.65% 03/02/53 (c)	11,000	10,647
5.75% 03/02/63 (c)	10,000	9,611
AngloGold Ashanti Holdings PLC
3.38% 11/01/28 (c)	200,000	193,492
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36 (c)	18,000	17,527
4.90% 02/01/46 (c)	8,000	7,213
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 (c)	7,000	6,768
5.55% 01/23/49 (c)	10,000	9,693
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (c)	8,000	4,859
Apollo Debt Solutions BDC
6.90% 04/13/29 (c)	21,000	21,488
Apple, Inc.
2.20% 09/11/29 (c)	6,000	5,656
2.65% 02/08/51 (c)	28,000	16,960
2.80% 02/08/61 (c)	9,000	5,132
2.95% 09/11/49 (c)	3,000	1,970
3.35% 02/09/27 (c)	2,000	1,991
3.45% 02/09/45 (c)	11,000	8,375
3.85% 08/04/46 (c)	4,000	3,179
See Notes to Schedule of Investments.

Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
3.95% 08/08/52 (c)	$6,000	$4,666
4.85% 05/10/53 (c)	28,000	25,750
Applied Materials, Inc.
4.35% 04/01/47 (c)	2,000	1,692
Aptiv Swiss Holdings Ltd.
4.40% 10/01/46 (c)	3,000	2,413
ArcelorMittal SA
6.00% 06/17/34 (c)	17,000	17,901
6.35% 06/17/54 (c)	28,000	28,561
6.80% 11/29/32 (c)	12,000	13,247
Archer-Daniels-Midland Co.
2.50% 08/11/26 (c)	3,000	2,983
ARES Capital Corp.
2.88% 06/15/28 (c)	15,000	14,190
Arthur J Gallagher & Co.
3.50% 05/20/51 (c)	4,000	2,727
Ascension Health
4.85% 11/15/53 (c)	6,000	5,340
Ashtead Capital, Inc.
5.55% 05/30/33 (c)(h)	200,000	201,686
Astrazeneca Finance LLC
1.75% 05/28/28 (c)	21,000	19,982
5.00% 02/26/34 (c)	80,000	81,193
AstraZeneca PLC
3.00% 05/28/51 (c)	3,000	1,983
4.00% 01/17/29 (c)	2,000	1,993
4.38% 08/17/48 (c)	2,000	1,702
AT&T, Inc.
2.75% 06/01/31 (c)	178,000	162,692
3.55% 09/15/55 (c)	3,000	1,951
3.65% 06/01/51 (c)	39,000	26,734
3.85% 06/01/60 (c)	13,000	8,718
4.35% 03/01/29 (c)	20,000	20,014
4.50% 05/15/35 (c)	3,000	2,843
4.55% 03/09/49 (c)	3,000	2,410
4.75% 05/15/46 (c)	3,000	2,538
4.85% 03/01/39 (c)	4,000	3,723
5.40% 02/15/34 (c)	15,000	15,337
Athene Holding Ltd.
4.13% 01/12/28 (c)	3,000	2,963
6.15% 04/03/30 (c)	6,000	6,207
Atmos Energy Corp.
6.20% 11/15/53 (c)	9,000	9,535
AutoNation, Inc.
5.89% 03/15/35 (c)	28,000	28,575
Bank of America Corp.
3.25% 10/21/27 (c)	22,000	21,700
4.18% 11/25/27 (c)	9,000	8,966
4.25% 10/22/26 (c)	69,000	68,951
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)(d)	28,000	26,629
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)(d)	20,000	12,623
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (c)(d)	19,000	18,666
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (c)(d)	7,000	6,996
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (c)(d)	$11,000	$10,916
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (c)(d)	16,000	14,810
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (c)(d)	5,000	3,854
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (c)(d)	4,000	3,623
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (c)(d)	4,000	3,983
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (c)(d)	36,000	36,424
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (c)(d)	245,000	249,905
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (c)(d)	79,000	82,690
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (c)(d)	29,000	28,858
Bank of Nova Scotia (6.56% fixed rate until 07/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.56% 07/12/26 (c)(d)	16,000	15,720
BAT Capital Corp.
2.73% 03/25/31 (c)	5,000	4,567
4.39% 08/15/37 (c)	4,000	3,635
4.54% 08/15/47 (c)	3,000	2,429
4.63% 03/22/33 (c)	186,000	181,994
5.83% 02/20/31 (c)	177,000	185,291
6.00% 02/20/34 (c)	97,000	102,458
Baxter International, Inc.
1.92% 02/01/27 (c)	16,000	15,634
4.90% 12/15/30 (c)	32,000	31,560
5.65% 12/15/35 (c)	13,000	12,702
Baylor Scott & White Holdings
2.84% 11/15/50 (c)	3,000	1,885
Becton Dickinson & Co.
3.70% 06/06/27 (c)	10,000	9,917
4.69% 12/15/44 (c)	2,000	1,748
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (c)	2,000	1,962
3.70% 07/15/30 (c)	33,000	32,046
3.80% 07/15/48 (c)	2,000	1,472
4.25% 10/15/50 (c)	20,000	15,578
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 (c)	36,000	22,612
See Notes to Schedule of Investments.

10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
4.25% 01/15/49 (c)	$6,000	$4,918
Berry Global, Inc.
4.88% 07/15/26 (c)(h)	6,000	6,001
BHP Billiton Finance USA Ltd.
5.25% 09/08/33 (c)	14,000	14,302
5.50% 09/08/53 (c)	4,000	3,864
BlackRock TCP Capital Corp.
6.95% 05/30/29 (c)	34,000	33,367
Block Financial LLC
2.50% 07/15/28 (c)	5,000	4,721
3.88% 08/15/30 (c)	3,000	2,827
Boardwalk Pipelines LP
4.80% 05/03/29 (c)	3,000	3,014
Boeing Co.
2.70% 02/01/27 (c)	19,000	18,729
2.95% 02/01/30 (c)	3,000	2,822
3.25% 03/01/28 (c)	2,000	1,957
3.55% 03/01/38 (c)	2,000	1,661
3.75% 02/01/50 (c)	19,000	13,470
5.04% 05/01/27 (c)	22,000	22,116
5.15% 05/01/30 (c)	4,000	4,061
5.81% 05/01/50 (c)	20,000	19,306
Boston Properties LP
3.40% 06/21/29 (c)	16,000	15,337
Boston Scientific Corp.
4.70% 03/01/49 (c)	3,000	2,635
BP Capital Markets America, Inc.
3.00% 02/24/50 (c)	9,000	5,799
3.38% 02/08/61 (c)	19,000	12,277
4.81% 02/13/33 (c)	16,000	16,051
5.23% 11/17/34 (c)	51,000	52,023
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (c)(d)	13,000	12,822
Bristol-Myers Squibb Co.
1.45% 11/13/30 (c)	5,000	4,399
2.35% 11/13/40 (c)	2,000	1,396
3.55% 03/15/42 (c)	4,000	3,159
4.13% 06/15/39 (c)	4,000	3,559
4.25% 10/26/49 (c)	4,000	3,211
4.35% 11/15/47 (c)	3,000	2,471
4.55% 02/20/48 (c)	2,000	1,691
5.20% 02/22/34 (c)	28,000	28,685
Brixmor Operating Partnership LP
2.25% 04/01/28 (c)	16,000	15,355
3.90% 03/15/27 (c)	2,000	1,989
Broadcom, Inc.
3.19% 11/15/36 (c)(h)	3,000	2,507
3.42% 04/15/33 (c)	35,000	32,014
3.47% 04/15/34 (c)	9,000	8,111
4.15% 11/15/30 (c)	10,000	9,847
4.30% 11/15/32 (c)	2,000	1,947
4.93% 05/15/37 (c)(h)	13,000	12,601
Brown-Forman Corp.
4.00% 04/15/38 (c)	3,000	2,635
Bunge Ltd. Finance Corp.
3.75% 09/25/27 (c)	3,000	2,975
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (c)	3,000	2,404
4.55% 09/01/44 (c)	4,000	3,487
	Principal Amount	Fair Value
Cameron LNG LLC
3.30% 01/15/35 (c)(h)	$3,000	$2,608
Campbell's Co.
5.40% 03/21/34 (c)	16,000	15,511
Canadian Natural Resources Ltd.
3.85% 06/01/27 (c)	3,000	2,983
4.95% 06/01/47 (c)	2,000	1,744
Canadian Pacific Railway Co.
1.75% 12/02/26 (c)	18,000	17,711
3.10% 12/02/51 (c)	3,000	1,963
3.50% 05/01/50 (c)	3,000	2,121
Capital One Financial Corp.
3.75% 07/28/26 (c)	13,000	12,966
Carlisle Cos., Inc.
2.20% 03/01/32 (c)	20,000	17,235
5.25% 09/15/35 (c)	6,000	6,002
5.55% 09/15/40 (c)	11,000	10,880
Carlyle Secured Lending, Inc.
6.75% 02/18/30 (c)	4,000	3,967
Carrier Global Corp.
2.72% 02/15/30 (c)	41,000	38,314
3.58% 04/05/50 (c)	3,000	2,144
5.90% 03/15/34 (c)	5,000	5,277
CBRE Services, Inc.
4.90% 01/15/33 (c)	62,000	61,237
Cenovus Energy, Inc.
2.65% 01/15/32 (c)	4,000	3,558
3.75% 02/15/52 (c)	3,000	2,097
Centene Corp.
2.45% 07/15/28 (c)	131,000	121,983
CGI, Inc.
4.95% 03/14/30 (c)	76,000	76,299
Charles Schwab Corp.
2.45% 03/03/27 (c)	128,000	126,030
2.90% 03/03/32 (c)	3,000	2,719
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (c)(d)	21,000	19,432
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (c)(d)	40,000	41,092
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (c)(d)	22,000	23,407
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41 (c)	53,000	37,147
3.70% 04/01/51 (c)	59,000	36,569
4.80% 03/01/50 (c)	17,000	12,608
6.55% 06/01/34 (c)	42,000	43,577
Cheniere Energy, Inc.
5.65% 04/15/34 (c)	14,000	14,425
Chevron Corp.
2.24% 05/11/30 (c)	3,000	2,770
Chevron USA, Inc.
3.85% 01/15/28 (c)	9,000	8,969
Chubb INA Holdings LLC
4.35% 11/03/45 (c)	2,000	1,683
Cigna Group
2.40% 03/15/30 (c)	3,000	2,772
See Notes to Schedule of Investments.

Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
3.40% 03/15/50 - 03/15/51 (c)	$9,000	$6,101
4.38% 10/15/28 (c)	2,000	1,999
Cisco Systems, Inc.
5.30% 02/26/54 (c)	20,000	18,764
5.35% 02/26/64 (c)	20,000	18,466
5.90% 02/15/39 (c)	2,000	2,112
Citigroup, Inc.
4.45% 09/29/27 (c)	7,000	6,999
4.65% 07/23/48 (c)	16,000	13,547
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)(d)	24,000	22,657
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (c)(d)	114,000	106,902
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (c)(d)	4,000	3,445
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (c)(h)	21,000	20,709
Clorox Co.
1.80% 05/15/30 (c)	70,000	62,609
CME Group, Inc.
2.65% 03/15/32 (c)	4,000	3,625
3.75% 06/15/28 (c)	3,000	2,978
CMS Energy Corp.
4.88% 03/01/44 (c)	3,000	2,638
Coca-Cola Co.
2.60% 06/01/50 (c)	4,000	2,425
2.75% 06/01/60 (c)	3,000	1,715
Comcast Corp.
2.65% 08/15/62 (c)	3,000	1,478
2.80% 01/15/51 (c)	3,000	1,716
2.89% 11/01/51 (c)	6,000	3,468
2.94% 11/01/56 (c)	5,000	2,776
2.99% 11/01/63 (c)	3,000	1,591
3.20% 07/15/36 (c)	2,000	1,677
3.25% 11/01/39 (c)	6,000	4,620
3.97% 11/01/47 (c)	15,000	11,044
5.17% 01/15/37 (c)(h)	2,000	1,948
5.65% 06/01/54 (c)	21,000	19,372
Conagra Brands, Inc.
5.30% 11/01/38 (c)	3,000	2,791
ConocoPhillips Co.
4.30% 11/15/44 (c)	3,000	2,516
5.55% 03/15/54 (c)	12,000	11,498
5.70% 09/15/63 (c)	15,000	14,439
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26 (c)	10,000	9,897
3.35% 04/01/30 (c)	2,000	1,919
3.88% 06/15/47 (c)	2,000	1,526
3.95% 04/01/50 (c)	6,000	4,617
Constellation Brands, Inc.
3.15% 08/01/29 (c)	16,000	15,307
4.50% 05/09/47 (c)	3,000	2,444
Constellation Energy Generation LLC
6.50% 10/01/53 (c)	9,000	9,564
Continental Resources, Inc.
2.88% 04/01/32 (c)(h)	10,000	8,735
	Principal Amount	Fair Value
COPT Defense Properties LP
2.00% 01/15/29 (c)	$14,000	$13,070
2.75% 04/15/31 (c)	24,000	21,687
Corebridge Financial, Inc.
3.90% 04/05/32 (c)	58,000	54,402
Coterra Energy, Inc.
5.60% 03/15/34 (c)	43,000	44,002
5.90% 02/15/55 (c)	23,000	21,934
Crowdstrike Holdings, Inc.
3.00% 02/15/29 (c)	236,000	224,559
Crown Castle, Inc.
2.90% 03/15/27 (c)	28,000	27,586
3.30% 07/01/30 (c)	20,000	18,755
CSL Finance PLC
4.25% 04/27/32 (c)(h)	16,000	15,492
5.11% 04/03/34 (c)(h)	4,000	4,023
5.42% 04/03/54 (c)(h)	4,000	3,725
CSX Corp.
4.50% 03/15/49 - 08/01/54 (c)	11,000	9,089
CubeSmart LP
4.38% 02/15/29 (c)	4,000	3,974
CVS Health Corp.
3.00% 08/15/26 (c)	5,000	4,974
3.63% 04/01/27 (c)	6,000	5,949
3.75% 04/01/30 (c)	4,000	3,867
4.30% 03/25/28 (c)	3,000	2,990
4.78% 03/25/38 (c)	3,000	2,763
5.13% 07/20/45 (c)	2,000	1,759
5.30% 06/01/33 - 12/05/43 (c)	116,000	116,567
5.88% 06/01/53 (c)	3,000	2,840
6.05% 06/01/54 (c)	4,000	3,880
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75% 12/10/54 (c)(d)	19,000	19,178
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (c)(d)	17,000	17,496
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (c)(d)	150,000	147,942
DH Europe Finance II SARL
2.60% 11/15/29 (c)	3,000	2,826
3.25% 11/15/39 (c)	2,000	1,605
3.40% 11/15/49 (c)	3,000	2,104
Diamondback Energy, Inc.
3.13% 03/24/31 (c)	3,000	2,784
4.40% 03/24/51 (c)	3,000	2,393
5.40% 04/18/34 (c)	33,000	33,519
5.75% 04/18/54 (c)	9,000	8,523
Dick's Sporting Goods, Inc.
4.10% 01/15/52 (c)	48,000	33,972
Digital Realty Trust LP
3.60% 07/01/29 (c)	7,000	6,800
Discovery Communications LLC
3.95% 03/20/28 (c)	10,000	9,797
5.00% 09/20/37 (c)	2,000	1,446
Discovery Global Holdings, Inc.
3.76% 03/15/27 (c)	83,000	81,987
4.28% 03/15/32 (c)	45,000	39,840
5.05% 03/15/42 (c)	13,000	8,673
See Notes to Schedule of Investments.

12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Dollar General Corp.
3.50% 04/03/30 (c)	$16,000	$15,241
4.13% 04/03/50 (c)	2,000	1,506
Dominion Energy, Inc.
3.38% 04/01/30 (c)	16,000	15,292
Dover Corp.
2.95% 11/04/29 (c)	4,000	3,795
Dow Chemical Co.
2.10% 11/15/30 (c)	8,000	7,034
3.60% 11/15/50 (c)	3,000	1,926
4.25% 10/01/34 (c)	2,000	1,816
5.15% 02/15/34 (c)	12,000	11,695
5.55% 11/30/48 (c)	4,000	3,444
6.30% 03/15/33 (c)	11,000	11,531
DR Horton, Inc.
5.50% 10/15/35 (c)	20,000	20,297
DTE Energy Co.
2.85% 10/01/26 (c)	13,000	12,899
Duke Energy Carolinas LLC
3.95% 03/15/48 (c)	2,000	1,537
Duke Energy Corp.
2.55% 06/15/31 (c)	13,000	11,692
3.30% 06/15/41 (c)	16,000	12,009
3.50% 06/15/51 (c)	36,000	24,099
3.75% 09/01/46 (c)	118,000	87,197
Duke Energy Progress LLC
4.15% 12/01/44 (c)	9,000	7,306
DuPont de Nemours, Inc.
5.42% 11/15/48 (c)	1,000	923
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (c)(h)	4,000	3,951
Eastern Energy Gas Holdings LLC
5.65% 10/15/54 (c)	18,000	16,929
Eastman Chemical Co.
4.65% 10/15/44 (c)	3,000	2,514
Eaton Corp.
3.10% 09/15/27 (c)	2,000	1,972
Elevance Health, Inc.
3.60% 03/15/51 (c)	4,000	2,775
3.70% 09/15/49 (c)	4,000	2,845
5.13% 02/15/53 (c)	3,000	2,635
5.65% 06/15/54 (c)	8,000	7,538
6.10% 10/15/52 (c)	7,000	7,027
Eli Lilly & Co.
5.00% 02/09/54 (c)	4,000	3,641
5.10% 02/09/64 (c)	20,000	17,968
Emera U.S. Finance LP
2.64% 06/15/31 (c)	16,000	14,271
Emerson Electric Co.
1.80% 10/15/27 (c)	21,000	20,304
2.75% 10/15/50 (c)	20,000	12,321
Enbridge Energy Partners LP
5.50% 09/15/40 (c)	2,000	1,955
Enbridge, Inc.
1.60% 10/04/26 (c)	41,000	40,447
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (c)(d)	22,000	21,971
Energy Transfer LP
5.25% 07/01/29 (c)	93,000	95,045
5.30% 04/01/44 - 04/15/47 (c)	6,000	5,336
5.35% 05/15/45 (c)	6,000	5,358
5.75% 02/15/33 (c)	6,000	6,240
	Principal Amount	Fair Value
5.95% 05/15/54 (c)	$4,000	$3,754
6.10% 12/01/28 (c)	30,000	31,186
6.40% 12/01/30 (c)	9,000	9,618
6.50% 02/01/42 (c)	3,000	3,122
Enterprise Products Operating LLC
4.25% 02/15/48 (c)	16,000	12,890
4.85% 01/31/34 (c)	42,000	41,927
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (c)(d)	3,000	2,973
EOG Resources, Inc.
5.10% 01/15/36 (c)	2,000	1,975
Equinix, Inc.
2.15% 07/15/30 (c)	5,000	4,494
ERP Operating LP
4.50% 07/01/44 (c)	4,000	3,458
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52 (c)	11,000	6,632
Eversource Energy
3.45% 01/15/50 (c)	4,000	2,746
Exelon Corp.
4.05% 04/15/30 (c)	7,000	6,860
4.45% 04/15/46 (c)	3,000	2,459
4.70% 04/15/50 (c)	3,000	2,487
5.60% 03/15/53 (c)	25,000	23,592
Expand Energy Corp.
6.75% 04/15/29 (c)(h)	87,000	87,191
Expedia Group, Inc.
5.40% 02/15/35 (c)	20,000	19,839
Extra Space Storage LP
2.20% 10/15/30 (c)	3,000	2,686
3.90% 04/01/29 (c)	3,000	2,941
5.90% 01/15/31 (c)	27,000	28,200
Exxon Mobil Corp.
3.45% 04/15/51 (c)	4,000	2,848
FedEx Corp.
4.10% 02/01/45 (c)	18,000	14,148
Fidelity National Financial, Inc.
3.20% 09/17/51 (c)	8,000	4,892
Fidelity National Information Services, Inc.
3.10% 03/01/41 (c)	2,000	1,438
FirstEnergy Corp.
3.40% 03/01/50 (c)	10,000	6,681
FirstEnergy Transmission LLC
4.55% 04/01/49 (c)(h)	12,000	9,953
Fiserv, Inc.
3.50% 07/01/29 (c)	20,000	19,161
4.40% 07/01/49 (c)	2,000	1,511
Florida Power & Light Co.
4.13% 02/01/42 (c)	5,000	4,240
Flowserve Corp.
2.80% 01/15/32 (c)	7,000	6,178
Fox Corp.
6.50% 10/13/33 (c)	16,000	17,162
Freeport-McMoRan, Inc.
4.25% 03/01/30 (c)	14,000	13,738
General Mills, Inc.
3.00% 02/01/51 (c)	6,000	3,680
General Motors Co.
5.20% 04/01/45 (c)	3,000	2,602
5.40% 04/01/48 (c)	2,000	1,750
See Notes to Schedule of Investments.

Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
6.80% 10/01/27 (c)	$3,000	$3,085
General Motors Financial Co., Inc.
2.35% 01/08/31 (c)	4,000	3,564
5.85% 04/06/30 (c)	57,000	59,020
6.10% 01/07/34 (c)	45,000	46,729
Genuine Parts Co.
2.75% 02/01/32 (c)	3,000	2,598
Georgia Power Co.
5.25% 03/15/34 (c)	315,000	321,832
Gilead Sciences, Inc.
2.60% 10/01/40 (c)	4,000	2,894
2.95% 03/01/27 (c)	3,000	2,969
4.15% 03/01/47 (c)	3,000	2,428
4.60% 09/01/35 (c)	225,000	219,634
5.25% 10/15/33 (c)	7,000	7,239
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (c)	4,000	3,896
Goldman Sachs Group, Inc.
5.15% 05/22/45 (c)	2,000	1,791
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)(d)	15,000	14,804
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)(d)	9,000	7,941
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)(d)	7,000	4,932
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)(d)	10,000	7,410
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (c)(d)	16,000	12,014
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (c)(d)	3,000	2,959
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (c)(d)	2,000	1,745
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (c)(d)	7,000	6,959
Graphic Packaging International LLC
1.51% 04/15/26 (c)(h)	16,000	15,978
Halliburton Co.
5.00% 11/15/45 (c)	4,000	3,546
Hartford Insurance Group, Inc. (6.04% fixed rate until 04/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04% 02/12/67 (c)(d)(h)	4,000	3,823
HCA, Inc.
3.13% 03/15/27 (c)	76,000	75,041
	Principal Amount	Fair Value
3.38% 03/15/29 (c)	$13,000	$12,591
3.50% 09/01/30 (c)	4,000	3,798
3.63% 03/15/32 (c)	4,000	3,715
4.63% 03/15/52 (c)	13,000	10,346
5.60% 04/01/34 (c)	89,000	90,880
5.75% 03/01/35 (c)	121,000	124,407
6.00% 04/01/54 (c)	5,000	4,830
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (c)(h)	4,000	3,619
3.20% 06/01/50 (c)(h)	3,000	1,864
Healthcare Realty Holdings LP
2.00% 03/15/31 (c)	2,000	1,736
Hess Corp.
5.60% 02/15/41 (c)	3,000	3,054
5.80% 04/01/47 (c)	2,000	2,016
Highwoods Realty LP
4.13% 03/15/28 (c)	3,000	2,957
4.20% 04/15/29 (c)	6,000	5,836
7.65% 02/01/34 (c)	3,000	3,318
Home Depot, Inc.
2.70% 04/15/30 (c)	3,000	2,823
3.35% 04/15/50 (c)	3,000	2,070
3.50% 09/15/56 (c)	2,000	1,365
3.90% 12/06/28 - 06/15/47 (c)	6,000	5,312
4.50% 12/06/48 (c)	3,000	2,521
4.95% 06/25/34 - 09/15/52 (c)	74,000	74,298
5.30% 06/25/54 (c)	3,000	2,807
5.40% 06/25/64 (c)	5,000	4,690
Honeywell Aerospace, Inc.
4.30% 03/16/31 (c)(h)	37,000	36,623
Honeywell International, Inc.
1.75% 09/01/31 (c)	4,000	3,465
2.70% 08/15/29 (c)	4,000	3,791
Hormel Foods Corp.
1.80% 06/11/30 (c)	15,000	13,486
Huntington Bancshares, Inc.
2.55% 02/04/30 (c)	9,000	8,338
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (c)(d)	40,000	40,597
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (c)(d)	14,000	14,248
Huntington Ingalls Industries, Inc.
2.04% 08/16/28 (c)	22,000	20,849
Hyundai Capital America
5.40% 01/08/31 (c)(h)	80,000	81,651
Imperial Brands Finance PLC
5.50% 02/01/30 (c)(h)	200,000	205,108
Indiana Michigan Power Co.
3.25% 05/01/51 (c)	3,000	1,959
Ingersoll Rand, Inc.
5.70% 08/14/33 (c)	24,000	24,927
Intel Corp.
2.00% 08/12/31 (c)	11,000	9,525
2.45% 11/15/29 (c)	11,000	10,208
2.80% 08/12/41 (c)	11,000	7,545
3.10% 02/15/60 (c)	2,000	1,100
5.63% 02/10/43 (c)	4,000	3,784
See Notes to Schedule of Investments.

14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.70% 02/10/53 (c)	$4,000	$3,680
Intercontinental Exchange, Inc.
1.85% 09/15/32 (c)	2,000	1,685
2.65% 09/15/40 (c)	2,000	1,448
Intuit, Inc.
5.50% 09/15/53 (c)	12,000	11,037
ITC Holdings Corp.
2.95% 05/14/30 (c)(h)	20,000	18,697
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53 (c)	32,000	33,292
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75% 04/01/33 (c)	4,000	4,129
5.95% 04/20/35 (c)	181,000	187,800
6.75% 03/15/34 (c)	24,000	26,354
Jefferies Financial Group, Inc.
5.88% 07/21/28 (c)	26,000	26,554
Johnson & Johnson
3.63% 03/03/37 (c)	3,000	2,694
Johnson Controls International PLC
4.50% 02/15/47 (c)	4,000	3,372
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (c)(d)	60,000	54,403
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (c)(d)	37,000	34,479
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16% 04/22/42 (c)(d)	8,000	6,004
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (c)(d)	4,000	3,511
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (c)(d)	28,000	21,491
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (c)(d)	3,000	2,975
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (c)(d)	3,000	2,367
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (c)(d)	41,000	40,793
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (c)(d)	14,000	14,212
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50% 01/24/36 (c)(d)	$140,000	$143,269
Kenvue, Inc.
4.90% 03/22/33 (c)	87,000	87,660
5.05% 03/22/53 (c)	9,000	8,127
5.20% 03/22/63 (c)	3,000	2,688
Kinder Morgan Energy Partners LP
4.70% 11/01/42 (c)	3,000	2,630
5.00% 03/01/43 (c)	4,000	3,588
6.38% 03/01/41 (c)	4,000	4,209
Kinder Morgan, Inc.
1.75% 11/15/26 (c)	48,000	47,249
5.05% 02/15/46 (c)	4,000	3,568
5.20% 06/01/33 (c)	4,000	4,069
KLA Corp.
3.30% 03/01/50 (c)	6,000	4,085
Kraft Heinz Foods Co.
5.20% 07/15/45 (c)	13,000	11,351
Kroger Co.
2.20% 05/01/30 (c)	2,000	1,827
4.65% 01/15/48 (c)	3,000	2,509
5.00% 09/15/34 (c)	84,000	82,978
5.50% 09/15/54 (c)	4,000	3,716
L3Harris Technologies, Inc.
3.85% 12/15/26 (c)	8,000	7,969
Las Vegas Sands Corp.
5.90% 06/01/27 (c)	28,000	28,370
6.20% 08/15/34 (c)	16,000	16,422
Leidos, Inc.
4.38% 05/15/30 (c)	35,000	34,455
5.40% 03/15/32 (c)	20,000	20,368
5.50% 03/15/35 (c)	28,000	28,435
5.75% 03/15/33 (c)	17,000	17,629
Liberty Mutual Group, Inc.
3.95% 05/15/60 (c)(h)	2,000	1,357
Lockheed Martin Corp.
3.80% 03/01/45 (c)	2,000	1,577
4.50% 05/15/36 (c)	2,000	1,942
Lowe's Cos., Inc.
1.30% 04/15/28 (c)	3,000	2,827
1.70% 09/15/28 - 10/15/30 (c)	41,000	37,954
3.00% 10/15/50 (c)	3,000	1,850
3.70% 04/15/46 (c)	3,000	2,212
4.05% 05/03/47 (c)	3,000	2,302
5.63% 04/15/53 (c)	11,000	10,388
LYB International Finance III LLC
3.63% 04/01/51 (c)	6,000	3,865
3.80% 10/01/60 (c)	2,000	1,225
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (c)(d)	99,000	97,664
Mars, Inc.
4.80% 03/01/30 (c)(h)	16,000	16,167
5.20% 03/01/35 (c)(h)	31,000	31,282
5.70% 05/01/55 (c)(h)	28,000	27,295
Marsh & McLennan Cos., Inc.
2.90% 12/15/51 (c)	18,000	11,071
Marvell Technology, Inc.
5.95% 09/15/33 (c)	20,000	21,070
See Notes to Schedule of Investments.

Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Masco Corp.
3.50% 11/15/27 (c)	$3,000	$2,957
McCormick & Co., Inc.
1.85% 02/15/31 (c)	3,000	2,610
McDonald's Corp.
3.60% 07/01/30 (c)	12,000	11,656
3.63% 09/01/49 (c)	4,000	2,880
4.88% 12/09/45 (c)	4,000	3,562
Medtronic Global Holdings SCA
4.50% 03/30/33 (c)	42,000	41,483
Medtronic, Inc.
4.63% 03/15/45 (c)	2,000	1,786
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (c)	9,000	7,199
Merck & Co., Inc.
1.90% 12/10/28 (c)	21,000	19,874
2.45% 06/24/50 (c)	3,000	1,736
2.75% 12/10/51 (c)	4,000	2,433
2.90% 12/10/61 (c)	4,000	2,285
4.00% 03/07/49 (c)	2,000	1,564
5.00% 05/17/53 (c)	4,000	3,604
Meritage Homes Corp.
3.88% 04/15/29 (c)(h)	52,000	50,606
Meta Platforms, Inc.
3.85% 08/15/32 (c)	78,000	74,400
4.20% 11/15/30 (c)	8,000	7,918
4.45% 08/15/52 (c)	16,000	12,573
4.60% 11/15/32 (c)	13,000	12,865
MetLife, Inc.
4.72% 12/15/44 (c)	4,000	3,481
Micron Technology, Inc.
3.37% 11/01/41 (c)	9,000	6,984
3.48% 11/01/51 (c)	20,000	14,089
5.30% 01/15/31 (c)	14,000	14,648
5.65% 11/01/32 (c)	23,000	24,211
5.80% 01/15/35 (c)	145,000	154,386
Microsoft Corp.
2.40% 08/08/26 (c)	13,000	12,925
2.68% 06/01/60 (c)	4,000	2,232
2.92% 03/17/52 (c)	23,000	14,771
3.45% 08/08/36 (c)	2,000	1,803
3.50% 02/12/35 (c)	2,000	1,863
Mid-America Apartments LP
2.88% 09/15/51 (c)	12,000	7,408
Molson Coors Beverage Co.
4.20% 07/15/46 (c)	3,000	2,341
Morgan Stanley
3.63% 01/20/27 (c)	3,000	2,987
3.97% 07/22/38 (c)(d)	4,000	3,490
4.35% 09/08/26 (c)	44,000	43,993
4.38% 01/22/47 (c)	4,000	3,282
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)(d)	152,000	150,602
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)(d)	28,000	17,045
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (c)(d)	69,000	62,017
	Principal Amount	Fair Value
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (c)(d)	$87,000	$88,342
MPLX LP
2.65% 08/15/30 (c)	4,000	3,685
5.20% 12/01/47 (c)	2,000	1,756
MSCI, Inc.
5.25% 09/01/35 (c)	23,000	22,532
Mylan, Inc.
5.20% 04/15/48 (c)	3,000	2,376
Nasdaq, Inc.
5.95% 08/15/53 (c)	4,000	3,998
6.10% 06/28/63 (c)	3,000	3,002
NetApp, Inc.
5.50% 03/17/32 (c)	41,000	41,904
Netflix, Inc.
4.90% 08/15/34 (c)	14,000	14,108
5.40% 08/15/54 (c)	4,000	3,870
Nevada Power Co.
6.00% 03/15/54 (c)	5,000	5,014
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (c)(d)	4,000	3,990
NGPL PipeCo LLC
3.25% 07/15/31 (c)(h)	16,000	14,716
Niagara Mohawk Power Corp.
5.66% 01/17/54 (c)(h)	10,000	9,403
NIKE, Inc.
3.38% 03/27/50 (c)	3,000	2,088
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75% 07/15/56 (c)(d)	58,000	57,025
Norfolk Southern Corp.
3.95% 10/01/42 (c)	3,000	2,440
Northern Trust Corp.
6.13% 11/02/32 (c)	16,000	17,097
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (c)(h)	18,000	12,423
NOV, Inc.
3.60% 12/01/29 (c)	4,000	3,866
Novant Health, Inc.
3.32% 11/01/61 (c)	7,000	4,405
Novartis Capital Corp.
2.20% 08/14/30 (c)	8,000	7,327
NRG Energy, Inc.
4.73% 10/15/30 (c)(h)	33,000	32,609
5.41% 10/15/35 (c)(h)	37,000	36,237
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43 (c)	43,000	43,137
5.40% 06/21/34 (c)	52,000	52,867
NVIDIA Corp.
2.85% 04/01/30 (c)	4,000	3,796
3.50% 04/01/50 (c)	3,000	2,210
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (c)	4,000	3,816
Oncor Electric Delivery Co. LLC
3.80% 09/30/47 (c)	2,000	1,506
ONEOK, Inc.
4.35% 03/15/29 (c)	3,000	2,981
5.80% 11/01/30 (c)	61,000	63,456
See Notes to Schedule of Investments.

16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
6.10% 11/15/32 (c)	$13,000	$13,703
6.63% 09/01/53 (c)	16,000	16,432
Oracle Corp.
2.30% 03/25/28 (c)	2,000	1,906
2.65% 07/15/26 (c)	3,000	2,987
2.95% 04/01/30 (c)	12,000	10,947
3.60% 04/01/50 (c)	3,000	1,810
3.95% 03/25/51 (c)	2,000	1,268
4.00% 07/15/46 - 11/15/47 (c)	5,000	3,326
4.10% 03/25/61 (c)	5,000	3,086
4.55% 02/04/29 (c)	65,000	64,165
5.35% 05/04/33 (c)	15,000	14,595
5.55% 02/06/53 (c)	3,000	2,393
5.70% 02/04/36 (c)	45,000	43,264
6.15% 11/09/29 (c)	14,000	14,436
6.90% 11/09/52 (c)	3,000	2,835
Otis Worldwide Corp.
2.57% 02/15/30 (c)	12,000	11,139
3.36% 02/15/50 (c)	20,000	13,662
Owens Corning
3.88% 06/01/30 (c)	30,000	29,041
4.40% 01/30/48 (c)	2,000	1,607
5.70% 06/15/34 (c)	99,000	102,434
5.95% 06/15/54 (c)	4,000	3,963
Pacific Gas & Electric Co.
2.10% 08/01/27 (c)	4,000	3,876
2.50% 02/01/31 (c)	14,000	12,557
3.00% 06/15/28 (c)	10,000	9,669
3.30% 08/01/40 (c)	14,000	10,474
3.50% 08/01/50 (c)	3,000	1,979
4.30% 03/15/45 (c)	11,000	8,586
PacifiCorp
2.70% 09/15/30 (c)	3,000	2,730
2.90% 06/15/52 (c)	49,000	27,853
5.80% 01/15/55 (c)	10,000	9,138
6.25% 10/15/37 (c)	4,000	4,132
Packaging Corp. of America
3.05% 10/01/51 (c)	13,000	8,175
Paramount Global
2.90% 01/15/27 (c)	2,000	1,966
3.70% 06/01/28 (c)	2,000	1,935
Parker-Hannifin Corp.
3.25% 06/14/29 (c)	2,000	1,939
4.50% 09/15/29 (c)	28,000	28,153
Patterson-UTI Energy, Inc.
7.15% 10/01/33 (c)	11,000	11,816
Paychex, Inc.
5.10% 04/15/30 (c)	31,000	31,290
5.60% 04/15/35 (c)	23,000	23,105
PayPal Holdings, Inc.
2.65% 10/01/26 (c)	4,000	3,969
3.25% 06/01/50 (c)	3,000	1,934
PepsiCo, Inc.
1.63% 05/01/30 (c)	2,000	1,803
2.63% 07/29/29 (c)	4,000	3,806
2.75% 10/21/51 (c)	19,000	11,664
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33 (c)	104,000	103,611
5.30% 05/19/53 (c)	4,000	3,715
5.34% 05/19/63 (c)	6,000	5,445
Pfizer, Inc.
2.70% 05/28/50 (c)	20,000	12,259
3.90% 03/15/39 (c)	3,000	2,609
	Principal Amount	Fair Value
4.13% 12/15/46 (c)	$3,000	$2,415
4.40% 05/15/44 (c)	2,000	1,735
Philip Morris International, Inc.
2.10% 05/01/30 (c)	2,000	1,822
3.38% 08/15/29 (c)	3,000	2,906
4.13% 03/04/43 (c)	2,000	1,655
5.13% 02/15/30 (c)	12,000	12,250
5.25% 02/13/34 (c)	200,000	203,812
5.63% 11/17/29 (c)	14,000	14,559
Phillips 66 Co.
2.15% 12/15/30 (c)	35,000	31,374
3.15% 12/15/29 (c)	21,000	20,020
3.30% 03/15/52 (c)	11,000	7,106
3.75% 03/01/28 (c)	3,000	2,968
4.68% 02/15/45 (c)	3,000	2,525
Pilgrim's Pride Corp.
6.25% 07/01/33 (c)	4,000	4,176
6.88% 05/15/34 (c)	17,000	18,351
Pioneer Natural Resources Co.
2.15% 01/15/31 (c)	28,000	25,241
PPL Capital Funding, Inc.
3.10% 05/15/26 (c)	5,000	4,993
Precision Castparts Corp.
4.38% 06/15/45 (c)	3,000	2,557
Progressive Corp.
3.00% 03/15/32 (c)	16,000	14,608
3.70% 03/15/52 (c)	3,000	2,178
Prologis LP
3.05% 03/01/50 (c)	3,000	1,955
5.00% 03/15/34 (c)	4,000	4,005
5.25% 03/15/54 (c)	4,000	3,726
Prudential Financial, Inc.
3.94% 12/07/49 (c)	8,000	5,958
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (c)(d)	4,000	3,956
Public Service Co. of Colorado
3.70% 06/15/28 (c)	3,000	2,963
Public Storage Operating Co.
5.35% 08/01/53 (c)	5,000	4,707
QUALCOMM, Inc.
4.30% 05/20/47 (c)	3,000	2,434
4.50% 05/20/52 (c)	16,000	13,047
Quest Diagnostics, Inc.
2.95% 06/30/30 (c)	2,000	1,874
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 (c)	11,000	9,753
Regions Financial Corp.
1.80% 08/12/28 (c)	37,000	34,741
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (c)(d)	101,000	103,640
RenaissanceRe Holdings Ltd.
5.75% 06/05/33 (c)	16,000	16,433
Reynolds American, Inc.
5.70% 08/15/35 (c)	33,000	33,914
Rio Tinto Finance USA Ltd.
2.75% 11/02/51 (c)	4,000	2,406
Rio Tinto Finance USA PLC
5.25% 03/14/35 (c)	15,000	15,226
5.75% 03/14/55 (c)	16,000	15,932
See Notes to Schedule of Investments.

Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.88% 03/14/65 (c)	$16,000	$15,920
ROBLOX Corp.
3.88% 05/01/30 (c)(h)	68,000	63,845
Rockwell Automation, Inc.
2.80% 08/15/61 (c)	4,000	2,233
4.20% 03/01/49 (c)	3,000	2,435
Ross Stores, Inc.
4.70% 04/15/27 (c)	2,000	2,002
Royal Caribbean Cruises Ltd.
5.38% 01/15/36 (c)	18,000	17,691
5.63% 09/30/31 (c)(h)	73,000	73,781
Royalty Pharma PLC
1.75% 09/02/27 (c)	3,000	2,891
2.20% 09/02/30 (c)	2,000	1,800
3.30% 09/02/40 (c)	2,000	1,516
5.40% 09/02/34 (c)	9,000	9,074
RTX Corp.
1.90% 09/01/31 (c)	47,000	40,931
2.82% 09/01/51 (c)	39,000	23,847
3.13% 05/04/27 (c)	21,000	20,736
3.50% 03/15/27 (c)	3,000	2,978
4.15% 05/15/45 (c)	3,000	2,453
4.45% 11/16/38 (c)	4,000	3,691
6.10% 03/15/34 (c)	59,000	63,532
6.40% 03/15/54 (c)	15,000	16,167
Ryder System, Inc.
2.90% 12/01/26 (c)	24,000	23,743
Salesforce, Inc.
1.95% 07/15/31 (c)	15,000	13,083
2.70% 07/15/41 (c)	11,000	7,500
SBA Communications Corp.
3.88% 02/15/27 (c)	134,000	132,655
Schlumberger Holdings Corp.
3.90% 05/17/28 (c)(h)	5,000	4,960
5.00% 06/01/34 (c)(h)	56,000	55,997
Sealed Air Corp.
1.57% 10/15/26 (c)(h)	57,000	56,895
Selective Insurance Group, Inc.
5.38% 03/01/49 (c)	2,000	1,800
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (c)(d)	26,000	25,249
Shell Finance U.S., Inc.
2.38% 11/07/29 (c)	136,000	127,603
3.13% 11/07/49 (c)(h)	11,000	7,288
3.25% 04/06/50 (c)	5,000	3,400
3.75% 09/12/46 (c)	4,000	3,057
Simon Property Group LP
3.38% 06/15/27 (c)	3,000	2,970
Smith & Nephew PLC
5.40% 03/20/34 (c)	9,000	9,130
Sonoco Products Co.
4.60% 09/01/29 (c)	33,000	32,918
5.00% 09/01/34 (c)	28,000	27,407
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34 (c)	54,000	53,648
Southern California Edison Co.
4.00% 04/01/47 (c)	15,000	11,159
4.20% 03/01/29 (c)	12,000	11,866
5.65% 10/01/28 (c)	174,000	178,260
Southern Co.
3.25% 07/01/26 (c)	3,000	2,993
3.70% 04/30/30 (c)	27,000	26,152
	Principal Amount	Fair Value
Southwest Airlines Co.
2.63% 02/10/30 (c)	$12,000	$10,996
Southwestern Electric Power Co.
2.75% 10/01/26 (c)	3,000	2,976
Spectra Energy Partners LP
3.38% 10/15/26 (c)	3,000	2,983
4.50% 03/15/45 (c)	2,000	1,675
Starbucks Corp.
4.00% 11/15/28 (c)	2,000	1,984
Store Capital LLC
4.95% 02/11/31 (c)(h)	10,000	9,919
Stryker Corp.
1.95% 06/15/30 (c)	15,000	13,551
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43 (c)	28,000	29,438
Suncor Energy, Inc.
4.00% 11/15/47 (c)	3,000	2,262
Synopsys, Inc.
4.85% 04/01/30 (c)	39,000	39,291
5.15% 04/01/35 (c)	23,000	23,042
5.70% 04/01/55 (c)	23,000	21,967
Sysco Corp.
5.95% 04/01/30 (c)	2,000	2,076
6.60% 04/01/50 (c)	3,000	3,097
Takeoff Merger Sub, Inc.
4.85% 03/24/31 (c)(h)	25,000	24,701
Take-Two Interactive Software, Inc.
3.70% 04/14/27 (c)	36,000	35,653
4.00% 04/14/32 (c)	3,000	2,861
Tampa Electric Co.
2.40% 03/15/31 (c)	16,000	14,449
3.45% 03/15/51 (c)	8,000	5,533
4.35% 05/15/44 (c)	10,000	8,352
Tanger Properties LP
2.75% 09/01/31 (c)	35,000	31,277
Tapestry, Inc.
3.05% 03/15/32 (c)	16,000	14,498
4.13% 07/15/27 (c)	3,000	2,986
5.10% 03/11/30 (c)	204,000	206,260
5.50% 03/11/35 (c)	35,000	35,109
Targa Resources Corp.
6.50% 03/30/34 (c)	42,000	45,411
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28 (c)	40,000	39,949
Target Corp.
1.95% 01/15/27 (c)	4,000	3,936
Texas Instruments, Inc.
3.88% 03/15/39 (c)	3,000	2,618
Thermo Fisher Scientific, Inc.
2.80% 10/15/41 (c)	5,000	3,651
Time Warner Cable LLC
6.55% 05/01/37 (c)	2,000	2,016
T-Mobile USA, Inc.
3.50% 04/15/31 (c)	160,000	151,461
3.75% 04/15/27 (c)	22,000	21,867
4.50% 04/15/50 (c)	4,000	3,229
4.80% 07/15/28 (c)	50,000	50,469
5.50% 01/15/55 (c)	4,000	3,682
Toronto-Dominion Bank
3.20% 03/10/32 (c)	35,000	32,207
See Notes to Schedule of Investments.

18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
4.46% 06/08/32 (c)	$16,000	$15,757
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (c)(d)	18,000	17,892
TotalEnergies Capital International SA
2.83% 01/10/30 (c)	67,000	63,543
Tractor Supply Co.
5.25% 05/15/33 (c)	10,000	10,145
Trane Technologies Financing Ltd.
3.80% 03/21/29 (c)	3,000	2,962
TransCanada PipeLines Ltd.
4.25% 05/15/28 (c)	12,000	11,947
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28 (c)	3,000	2,981
5.10% 03/15/36 (c)(h)	27,000	26,792
Travelers Cos., Inc.
2.55% 04/27/50 (c)	20,000	11,806
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67% 09/01/26 (c)(d)	43,000	42,929
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (c)	2,000	1,642
Tyson Foods, Inc.
5.40% 03/15/29 (c)	10,000	10,255
5.70% 03/15/34 (c)	14,000	14,493
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (c)(d)	32,000	31,681
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (c)(d)	16,000	16,521
Uber Technologies, Inc.
4.15% 01/15/31 (c)	31,000	30,312
4.80% 09/15/35 (c)	27,000	26,222
UDR, Inc.
2.10% 08/01/32 (c)	20,000	16,921
3.00% 08/15/31 (c)	3,000	2,748
Union Pacific Corp.
3.55% 05/20/61 (c)	9,000	5,936
3.60% 09/15/37 (c)	3,000	2,625
3.80% 04/06/71 (c)	4,000	2,693
4.10% 09/15/67 (c)	4,000	2,897
United Parcel Service, Inc.
5.50% 05/22/54 (c)	11,000	10,481
UnitedHealth Group, Inc.
2.00% 05/15/30 (c)	92,000	83,339
4.20% 05/15/32 (c)	14,000	13,643
4.45% 12/15/48 (c)	3,000	2,447
4.75% 07/15/45 - 05/15/52 (c)	40,000	33,761
5.05% 04/15/53 (c)	6,000	5,278
5.20% 04/15/63 (c)	15,000	13,067
6.05% 02/15/63 (c)	2,000	1,998
Utah Acquisition Sub, Inc.
3.95% 06/15/26 (c)	42,000	41,888
Vale Overseas Ltd.
6.13% 06/12/33 (c)	33,000	34,297
6.40% 06/28/54 (c)	18,000	18,147
	Principal Amount	Fair Value
Ventas Realty LP
3.25% 10/15/26 (c)	$8,000	$7,955
5.63% 07/01/34 (c)	11,000	11,274
Verisk Analytics, Inc.
5.25% 06/05/34 (c)	28,000	27,861
Verizon Communications, Inc.
2.36% 03/15/32 (c)	67,000	58,486
2.55% 03/21/31 (c)	10,000	9,079
3.40% 03/22/41 (c)	5,000	3,845
3.55% 03/22/51 (c)	4,000	2,790
3.70% 03/22/61 (c)	4,000	2,662
4.40% 11/01/34 (c)	36,000	34,256
4.86% 08/21/46 (c)	6,000	5,230
5.40% 07/02/37 (c)	22,000	21,917
Viatris, Inc.
4.00% 06/22/50 (c)	4,000	2,619
Virginia Electric & Power Co.
4.00% 11/15/46 (c)	3,000	2,300
Vistra Operations Co. LLC
6.00% 04/15/34 (c)(h)	14,000	14,433
Vontier Corp.
2.40% 04/01/28 (c)	17,000	16,294
2.95% 04/01/31 (c)	16,000	14,540
Vornado Realty LP
2.15% 06/01/26 (c)	287,000	285,642
Vulcan Materials Co.
3.90% 04/01/27 (c)	2,000	1,993
Walmart, Inc.
1.80% 09/22/31 (c)	39,000	34,581
2.50% 09/22/41 (c)	3,000	2,148
2.65% 09/22/51 (c)	2,000	1,232
Walt Disney Co.
2.65% 01/13/31 (c)	13,000	12,065
3.38% 11/15/26 (c)	2,000	1,991
3.60% 01/13/51 (c)	3,000	2,171
4.75% 11/15/46 (c)	2,000	1,765
6.65% 11/15/37 (c)	4,000	4,501
Wells Fargo & Co.
4.15% 01/24/29 (c)	13,000	12,925
4.75% 12/07/46 (c)	11,000	9,223
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)(d)	12,000	11,713
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)(d)	16,000	12,013
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (c)(d)	147,000	146,578
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24% 01/24/31 (c)(d)	100,000	101,914
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (c)(d)	19,000	19,333
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (c)(d)	182,000	196,815
See Notes to Schedule of Investments.

Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (c)(d)	$3,000	$2,925
Williams Cos., Inc.
3.75% 06/15/27 (c)	2,000	1,985
4.85% 03/01/48 (c)	3,000	2,566
4.90% 01/15/45 (c)	4,000	3,505
5.30% 08/15/52 (c)	3,000	2,702
5.40% 03/04/44 (c)	3,000	2,793
Willis North America, Inc.
3.88% 09/15/49 (c)	4,000	2,892
Workday, Inc.
3.50% 04/01/27 (c)	13,000	12,884
3.70% 04/01/29 (c)	27,000	26,314
Zoetis, Inc.
3.90% 08/20/28 (c)	3,000	2,972
5.60% 11/16/32 (c)	28,000	29,313
Total Corporate Notes (Cost $16,992,437)		16,599,043
Non-Agency Collateralized Mortgage Obligations - 3.2%
A&D Mortgage Trust
5.23% 10/25/70 (c)(h)(i)	239,977	239,450
Angel Oak Mortgage Trust
4.96% 09/25/70 (c)(d)(h)	243,381	242,006
Bank
3.18% 09/15/60	605,304	595,248
4.41% 11/15/61 (d)	320,000	319,110
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	130,850
CD Mortgage Trust
2.91% 08/15/57	246,000	231,601
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	118,190
4.03% 12/10/49 (d)	78,331	75,230
COMM Mortgage Trust
3.92% 10/15/45 (h)	94,569	90,930
Cross Mortgage Trust
4.93% 09/25/70 (c)(d)(h)	335,735	333,454
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	395,653
3.05% 11/10/52	493,000	467,440
3.67% 03/10/50	240,062	237,687
4.14% 03/10/51 (d)	73,000	69,985
4.29% 11/10/48 (d)	117,000	102,586
JPMBB Commercial Mortgage Securities Trust
4.49% 11/15/48 (d)	71,000	15,001
MASTR Alternative Loan Trust
5.00% 08/25/18 (c)(e)(j)	224	1
OBX Trust
4.87% 10/25/65 (c)(d)(h)	510,718	506,990
5.02% 10/25/65 (c)(d)(h)	326,571	325,176
5.06% 09/25/65 (c)(d)(h)	135,384	134,965
PRKCM Trust
5.10% 10/25/60 (c)(d)(h)	264,632	263,426
Verus Securitization Trust
4.87% 09/25/70 (c)(d)(h)	141,456	140,617
4.91% 11/25/70 (c)(d)(h)	509,249	506,035
	Principal Amount	Fair Value
4.94% 10/27/70 (c)(d)(h)	$252,539	$251,056
Total Non-Agency Collateralized Mortgage Obligations (Cost $6,164,484)		5,792,687
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38 (c)(k)	50,000	50,582
Total Municipal Bonds and Notes (Cost $50,621)		50,582
Total Bonds and Notes (Cost $65,679,967)		64,094,834

	Number of Shares
Exchange Traded & Mutual Funds - 23.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $29,860,457)	278,443	41,546,434
Total Investments in Securities (Cost $134,064,862)		175,995,076
Short-Term Investments - 8.1%
Dreyfus Treasury & Agency Cash Management Institutional Shares 3.54% (c)	1,277,137	1,277,137
State Street Institutional Treasury Money Market Fund - Premier Class 3.60% (c)(l)(m)	5,824,170	5,824,170
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.60% (c)(l)(m)	1,277,140	1,277,140
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (c)(l)(m)	6,316,030	6,316,030
Total Short-Term Investments (Cost $14,694,477)		14,694,477
Total Investments (Cost $148,759,339)		190,689,553
Liabilities in Excess of Other Assets, net - (5.5)%		(10,013,526)
NET ASSETS - 100.0%		$180,676,027
See Notes to Schedule of Investments.

20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$9,550	1.00%/ Quarterly	06/20/30	$(170,998)	$(159,532)	$(11,466)

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2026	13	$1,513,743	$1,515,312	$1,569
U.S. Long Bond Futures	June 2026	6	704,129	683,250	(20,879)
S&P 500 E-mini Index Futures	June 2026	2	670,684	657,075	(13,609)
5 Yr. U.S. Treasury Notes Futures	June 2026	46	5,048,556	4,976,265	(72,291)
10 Yr. U.S. Treasury Ultra Futures	June 2026	12	1,381,209	1,362,188	(19,021)
					$(124,231)

The Fund had the following short futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2026	2	$(226,248)	$(222,094)	$4,154
2 Yr. U.S. Treasury Notes Futures	June 2026	28	(5,851,542)	(5,808,469)	43,073
					$47,227
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(d)
Variable Rate Security - Interest rate shown is rate in
effect at March 31, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description above.

(e)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
See Notes to Schedule of Investments.

Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
(g)
Principal only security. These securities represent the
right to receive the monthly principal payments on an
underlying pool of mortgages. No payments of
interest on the pool are passed through to the
"principal only" holder.

(h)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At March 31, 2026, these
securities amounted to $5,262,598 or 2.91% of the
net assets of the Elfun Diversified Fund.

(i)	Step coupon bond.
(j)	Security is in default.
(k)
Pre-refunded bonds are collateralized by
U.S. Treasury securities, which are held in escrow by
a trustee and are used to pay principal and interest on
the tax-exempt issue to retire the bonds at the earliest
refunding date.

(l)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(m)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$70,214,878	$—	$—	$70,214,878
Foreign Equity	138,930	—	—	138,930
U.S. Treasuries	—	26,412,974	—	26,412,974
Agency Mortgage Backed	—	14,009,430	—	14,009,430
Agency Collateralized Mortgage Obligations	—	320,824	—	320,824
Asset Backed	—	909,294	—	909,294
Corporate Notes	—	16,599,043	—	16,599,043
Non-Agency Collateralized Mortgage Obligations	—	5,792,687	—	5,792,687
Municipal Bonds and Notes	—	50,582	—	50,582
Exchange Traded & Mutual Funds	41,546,434	—	—	41,546,434
Short-Term Investments	14,694,477	—	—	14,694,477
Total Investments in Securities	$126,594,719	$64,094,834	$—	$190,689,553
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(11,466)	—	(11,466)
Long Futures Contracts - Unrealized Appreciation	1,569	—	—	1,569
Long Futures Contracts - Unrealized Depreciation	(125,800)	—	—	(125,800)
Short Futures Contracts - Unrealized Appreciation	47,227	—	—	47,227
Total Other Financial Instruments	$(77,004)	$(11,466)	$—	$(88,470)
See Notes to Schedule of Investments.

22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
The Fund was invested in the following countries/territories at March 31, 2026 :
Country/Territory	Percentage (based on Fair Value)
United States	98.79%
United Kingdom	0.55%
Canada	0.23%
Australia	0.15%
Germany	0.08%
Switzerland	0.04%
France	0.03%
Netherlands	0.03%
Luxembourg	0.03%
Brazil	0.03%
Belgium	0.02%
Japan	0.01%
Bermuda	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2026 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	21.79%	0.00%	21.79%
Semiconductors	4.78%	0.03%	4.81%
Interactive Media & Services	2.82%	0.00%	2.82%
Technology Hardware, Storage & Peripherals	2.72%	0.00%	2.72%
Systems Software	2.24%	0.00%	2.24%
Broadline Retail	1.37%	0.00%	1.37%
Pharmaceuticals	1.30%	0.00%	1.30%
Diversified Banks	1.18%	0.00%	1.18%
Aerospace & Defense	0.86%	0.00%	0.86%
Application Software	0.80%	0.00%	0.80%
Automobile Manufacturers	0.77%	0.00%	0.77%
Integrated Oil & Gas	0.76%	0.00%	0.76%
Consumer Staples Merchandise Retail	0.72%	0.00%	0.72%
Transaction & Payment Processing Services	0.72%	0.00%	0.72%
Biotechnology	0.66%	0.00%	0.66%
Healthcare Equipment	0.63%	0.00%	0.63%
Electric Utilities	0.62%	0.00%	0.62%
Multi-Sector Holdings	0.58%	0.00%	0.58%
Semiconductor Materials & Equipment	0.53%	0.00%	0.53%
Investment Banking & Brokerage	0.48%	0.00%	0.48%
Movies & Entertainment	0.45%	0.00%	0.45%
Communications Equipment	0.41%	0.00%	0.41%
Soft Drinks & Non-alcoholic Beverages	0.39%	0.00%	0.39%
Property & Casualty Insurance	0.36%	0.00%	0.36%
Financial Exchanges & Data	0.36%	0.00%	0.36%
Asset Management & Custody Banks	0.35%	0.00%	0.35%
See Notes to Schedule of Investments.

Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Integrated Telecommunication Services	0.34%	0.00%	0.34%
Construction Machinery & Heavy Transportation Equipment	0.33%	0.00%	0.33%
Restaurants	0.33%	0.00%	0.33%
Household Products	0.31%	0.00%	0.31%
Hotels, Resorts & Cruise Lines	0.31%	0.00%	0.31%
Life Sciences Tools & Services	0.30%	0.00%	0.30%
Home Improvement Retail	0.30%	0.00%	0.30%
Electrical Components & Equipment	0.29%	0.00%	0.29%
Oil & Gas Exploration & Production	0.29%	0.00%	0.29%
IT Consulting & Other Services	0.26%	0.00%	0.26%
Industrial Machinery & Supplies & Components	0.25%	0.00%	0.25%
Multi-Utilities	0.24%	0.00%	0.24%
Tobacco	0.24%	0.00%	0.24%
Managed Healthcare	0.23%	0.00%	0.23%
Electronic Components	0.20%	0.00%	0.20%
Consumer Finance	0.20%	0.00%	0.20%
Industrial Gases	0.20%	0.00%	0.20%
Rail Transportation	0.19%	0.00%	0.19%
Building Products	0.18%	0.00%	0.18%
Oil & Gas Storage & Transportation	0.17%	0.00%	0.17%
Insurance Brokers	0.17%	0.00%	0.17%
Apparel Retail	0.16%	0.00%	0.16%
Heavy Electrical Equipment	0.16%	0.00%	0.16%
Healthcare Distributors	0.15%	0.00%	0.15%
Specialty Chemicals	0.15%	0.00%	0.15%
Industrial Conglomerates	0.15%	0.00%	0.15%
Oil & Gas Refining & Marketing	0.15%	0.00%	0.15%
Packaged Foods & Meats	0.14%	0.00%	0.14%
Healthcare Services	0.14%	0.00%	0.14%
Health Care REITs	0.13%	0.00%	0.13%
Air Freight & Logistics	0.12%	0.00%	0.12%
Automotive Retail	0.12%	0.00%	0.12%
Regional Banks	0.11%	0.00%	0.11%
Construction & Engineering	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.11%	0.00%	0.11%
Oil & Gas Equipment & Services	0.11%	0.00%	0.11%
Life & Health Insurance	0.10%	0.00%	0.10%
Data Center REITs	0.10%	0.00%	0.10%
Retail REITs	0.10%	0.00%	0.10%
Trading Companies & Distributors	0.10%	0.00%	0.10%
Passenger Ground Transportation	0.10%	0.00%	0.10%
Telecom Tower REITs	0.09%	0.00%	0.09%
See Notes to Schedule of Investments.

24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
Construction Materials	0.09%	0.00%	0.09%
Gold	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Human Resource & Employment Services	0.07%	0.00%	0.07%
Wireless Telecommunication Services	0.07%	0.00%	0.07%
Multi-Family Residential REITs	0.06%	0.00%	0.06%
Paper & Plastic Packaging Products & Materials	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Diversified Support Services	0.06%	0.00%	0.06%
Passenger Airlines	0.06%	0.00%	0.06%
Research & Consulting Services	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Healthcare Facilities	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.02%	0.04%	0.06%
Electronic Equipment & Instruments	0.06%	0.00%	0.06%
Home Building	0.06%	0.00%	0.06%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Footwear	0.05%	0.00%	0.05%
Independent Power Producers & Energy Traders	0.04%	0.00%	0.04%
Real Estate Services	0.04%	0.00%	0.04%
Steel	0.04%	0.00%	0.04%
Other Specialized REITs	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Agricultural Products & Services	0.03%	0.00%	0.03%
Personal Care Products	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Commodity Chemicals	0.03%	0.00%	0.03%
Cargo Ground Transportation	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Other Specialty Retail	0.03%	0.00%	0.03%
Consumer Electronics	0.03%	0.00%	0.03%
Diversified Financial Services	0.03%	0.00%	0.03%
Healthcare Supplies	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Cable & Satellite	0.02%	0.00%	0.02%
Food Distributors	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Advertising	0.02%	0.00%	0.02%
See Notes to Schedule of Investments.

Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Technology Distributors	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Timber REITs	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Data Processing & Outsourced Services	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Distributors	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Home Furnishing Retail	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
Broadcasting	0.01%	0.00%	0.01%
Automotive Parts & Equipment	0.01%	0.00%	0.01%
Office REITs	0.00%	0.00%	0.00%***
58.68%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.85%
Corporate Notes	8.70%
Agency Mortgage Backed	7.35%
Non-Agency Collateralized Mortgage Obligations	3.04%
Asset Backed	0.48%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.02%
33.61%

Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investments	7.71%
7.71%
100.00%

***	Less than 0.005%.
See Notes to Schedule of Investments.

26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	388	$50,056	$—	$4,736	$1,838	$(2,989)	349	$44,169	$326
State Street Global All Cap Equity ex-U.S. Index Portfolio	318,060	46,853,509	—	6,019,999	1,348,941	(636,017)	278,443	41,546,434	—
State Street Institutional Treasury Money Market Fund - Premier Class	6,334,461	6,334,461	3,240,621	3,750,912	—	—	5,824,170	5,824,170	47,661
State Street Institutional Treasury Plus Money Market Fund - Premier Class	92,103	92,103	2,004,750	819,713	—	—	1,277,140	1,277,140	4,097
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,954,104	6,954,104	6,113,127	6,751,201	—	—	6,316,030	6,316,030	52,970
TOTAL		$60,284,233	$11,358,498	$17,346,561	$1,350,779	$(639,006)		$55,007,943	$105,054
See Notes to Schedule of Investments.

Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in the Fund’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
28

Elfun Diversified Fund
Notes to Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as net cash collateral on deposit with broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2026, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended  March 31, 2026,  the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
29

Elfun Diversified Fund
Notes to Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2026, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30